Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity [Abstract]
Schedule of outstanding warrants to shareholders
Outstanding and exercisable warrants	Weighted average exercise price of outstanding warrants	Weighted average Remaining contractual life (years)
161,000	7.43	1.56

Schedule of stock option activity
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
	2015		2014		2013
Outstanding - beginning of year	136,256	$9.62	144,726	$14.80	93,512	$23.45
Changes during the year:
Granted	109,625	$2.78	16,125	$5.70	90,000	$3.87
Exercised	-	$-	-	$-	(30,574)	$2.84
Forfeited	(6,987)	$12.49	(24,595)	$37.55	(8,212)	$37.52

Outstanding - year end	238,894	$6.65	136,256	$9.62	144,726	$14.8

Vested and expected to vest	88,766	$12.47	58,982	$16.64	47,614	$37.09
Exercisable at year end	88,766	$12.47	136,256	$9.62	47,614	$37.09

Schedule of options granted and ranges of exercise prices
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	Contractual
	as of	remaining	as of	life of options
Exercise	December 31,	contractual	December 31,	exercisable
Price	2015	life (years)	2015	(years)

2.237	26,625	4.81	-	-
2.96	83,000	4.30	-	-
3.23	375	1.14	375	1.14
3.40	375	0.97	375	0.97
3.88	375	3.88	125	3.88
3.88	90,000	2.85	59,999	2.85
4.02	5,000	3.55	1,666	3.55
6.67	10,000	3.28	3,332	3.28
6.67	375	3.28	125	3.28
8.00	5,749	0.25	5,749	0.25
33.60	3,750	2.24	3,750	2.24
50.40	13,170	1.31	13,170	1.31
60.00	100	0.24	100	0.24

Grand Total	238,894	3.45	88,766	2.44

Schedule of outstanding warrants to service and debt holders
Exercise price	Warrants* outstanding	Weighted average remaining Contractual life (years)
$10	5,000	0.59

*	All warrants are exercisable as of December 31, 2015.